UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of July 31, 2016 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 64.2%
U.S. Government Sponsored Agencies 59.1%
Federal Farm Credit Bank:
0.335% *, 8/11/2016	17,500,000	17,498,396
0.346% *, 8/26/2016	16,000,000	15,996,222
0.4%, 11/3/2016	5,000,000	4,995,375
0.467% **, 9/22/2016	35,000,000	35,000,000
0.52% **, 6/20/2017	25,000,000	25,000,000
0.548% **, 3/8/2017	10,000,000	9,999,682
0.55%, 10/17/2016	40,000,000	40,011,900
0.562% **, 3/22/2017	22,000,000	21,999,255
0.566% **, 1/27/2017	35,000,000	35,000,000
0.573% **, 2/28/2017	15,000,000	14,999,775
0.595% **, 9/21/2017	15,000,000	15,000,000
0.606% **, 6/20/2018	10,000,000	10,000,000
0.638% **, 2/23/2018	38,000,000	37,987,972
0.643% **, 3/8/2018	50,000,000	49,995,870
Federal Home Loan Bank:
0.32% *, 8/10/2016	25,000,000	24,998,031
0.325% *, 8/18/2016	30,000,000	29,995,467
0.336% *, 8/31/2016	20,000,000	19,994,500
0.344% *, 9/14/2016	75,000,000	74,969,017
0.346% *, 8/15/2016	15,000,000	14,998,017
0.376% *, 10/14/2016	20,000,000	19,984,789
0.376% *, 10/18/2016	20,000,000	19,983,967
0.378% *, 10/26/2016	50,000,000	49,955,567
0.384% *, 10/19/2016	50,000,000	49,958,525
0.386% *, 10/21/2016	25,000,000	24,978,625
0.396% *, 9/7/2016	25,000,000	24,989,979
0.407% *, 9/9/2016	24,500,000	24,489,383
0.407% *, 9/21/2016	24,000,000	23,986,400
0.407% *, 11/25/2016	75,000,000	74,903,333
0.427% *, 9/26/2016	25,000,000	24,983,666
0.432% **, 8/17/2016	65,000,000	65,000,000
0.437% *, 10/31/2016	47,500,000	47,448,370
0.45%, 10/7/2016	20,000,000	19,999,168
0.458% *, 8/24/2016	36,500,000	36,489,506
0.458% *, 10/3/2016	27,000,000	26,978,737
0.458% *, 1/13/2017	25,000,000	24,948,438
0.461% **, 8/26/2016	12,500,000	12,500,000
0.463% *, 10/25/2016	36,000,000	35,961,325
0.465% **, 10/7/2016	35,000,000	35,000,000
0.472% **, 8/18/2017	40,000,000	39,938,926
0.473% *, 10/26/2016	30,000,000	29,966,675
0.478% *, 9/23/2016	85,000,000	84,941,185
0.488% *, 1/27/2017	38,000,000	37,909,307
0.493% *, 1/25/2017	9,000,000	8,978,539
0.505% **, 8/3/2017	100,000,000	100,000,000
0.508% *, 9/19/2016	25,000,000	24,982,986
0.51%, 9/9/2016	7,700,000	7,699,344
0.543% **, 5/8/2017	25,000,000	25,000,000
0.547% **, 2/3/2017	5,000,000	4,997,911
0.552% **, 11/18/2016	35,000,000	35,000,000
0.554% *, 12/23/2016	30,000,000	29,934,601
0.559% *, 8/22/2016	25,000,000	24,991,979
0.572% **, 2/8/2017	15,000,000	14,999,621
0.579% *, 9/14/2016	11,000,000	10,992,337
0.579% **, 4/5/2017	15,000,000	15,000,000
0.587% **, 10/12/2016	65,000,000	64,999,241
0.59% *, 9/14/2016	14,810,000	14,799,501
0.61% *, 12/12/2016	40,000,000	39,911,333
0.645% **, 10/25/2017	12,000,000	12,000,000
Federal Home Loan Mortgage Corp.:
0.335% *, 9/8/2016	35,000,000	34,987,808
0.376% *, 10/4/2016	25,000,000	24,983,556
0.407% *, 12/22/2016	38,000,000	37,939,622
0.442% *, 2/3/2017	15,000,000	14,966,288
0.466% **, 12/12/2016	33,000,000	32,990,306
0.508% *, 9/2/2016	25,000,000	24,988,889
0.544% *, 9/9/2016	40,000,000	39,976,817
0.564% **, 12/21/2017	92,000,000	92,000,000
0.615% **, 7/21/2017	25,000,000	24,997,506
0.68% **, 3/8/2018	25,000,000	25,000,000
Federal National Mortgage Association:
0.336% *, 10/4/2016	40,000,000	39,976,533
0.417% *, 1/3/2017	40,000,000	39,929,389
0.447% *, 10/17/2016	35,000,000	34,967,061
0.507% **, 7/20/2017	15,000,000	14,999,265
0.587% **, 10/21/2016	32,000,000	31,999,615
0.6% **, 12/20/2017	45,000,000	45,000,000
1.25%, 9/28/2016	14,970,000	14,989,380
		2,342,714,778
U.S. Treasury Obligations 5.1%
U.S. Treasury Bills:
0.244% *, 8/11/2016	50,000,000	49,996,667
0.346% *, 10/13/2016	25,000,000	24,982,764
0.428% *, 1/19/2017	25,000,000	24,948,937
0.437% *, 1/19/2017	25,000,000	24,950,006
U.S. Treasury Floating Rate Notes:
0.394% **, 4/30/2017	35,000,000	34,973,370
0.51% **, 4/30/2018	25,000,000	25,003,071
0.592% **, 1/31/2018	15,000,000	15,006,882
		199,861,697
Total Government & Agency Obligations (Cost $2,542,576,475)		2,542,576,475
Repurchase Agreements 34.8%
Barclays Capital, 0.33%, dated 7/29/2016, to be repurchased at $79,002,173 on 8/1/2016 (a)	79,000,000	79,000,000
BNP Paribas, 0.35%, dated 7/29/2016, to be repurchased at $304,008,867 on 8/1/2016 (b)	304,000,000	304,000,000
Citigroup Global Markets, Inc., 0.32%, dated 7/29/2016, to be repurchased at $100,002,667 on 8/1/2016 (c)	100,000,000	100,000,000
HSBC Securities, Inc., 0.3%, dated 7/29/2016, to be repurchased at $300,007,500 on 8/1/2016 (d)	300,000,000	300,000,000
HSBC Securities, Inc., 0.32%, dated 7/29/2016, to be repurchased at $200,005,333 on 8/1/2016 (e)	200,000,000	200,000,000
Merrill Lynch & Co., Inc., 0.33%, dated 7/29/2016, to be repurchased at $239,706,592 on 8/1/2016 (f)	239,700,000	239,700,000
Nomura Securities International, 0.36%, dated 7/29/2016, to be repurchased at $157,004,710 on 8/1/2016 (g)	157,000,000	157,000,000
Total Repurchase Agreements (Cost $1,379,700,000)		1,379,700,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,922,276,475) †	99.0	3,922,276,475
Other Assets and Liabilities, Net	1.0	40,208,758
Net Assets	100.0	3,962,485,233

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
†	The cost for federal income tax purposes was $3,922,276,475.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
34,682,400	U.S. Treasury Bond	3.0	11/15/2045	40,653,812
227,601	U.S. Treasury Inflation-Indexed STRIPS	Zero Coupon	10/15/2016-4/15/2029	231,367
46,845,164	U.S. Treasury STRIPS	Zero Coupon	11/15/2016-5/15/2044	39,694,887
Total Collateral Value				80,580,066

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
127,445,408	Federal Home Loan Mortgage Corp.	2.5-7.0	2/1/2018-5/1/2046	137,232,141
160,001,013	Federal National Mortgage Association	2.5-8.5	12/1/2017-6/1/2047	172,796,086
579,893	Federal National Mortgage Association - Interest Only	4.0	1/25/2044	51,732
54	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates	0.078-0.709	12/25/2020-3/25/2025	1
14	FREMF Mortgage Trust	0.1-0.15	5/25/2045-6/25/2045	0
39	Government National Mortgage Association	1.875-2.125	8/20/2024-6/20/2025	40
Total Collateral Value				310,080,000

(c)	Collateralized by $101,472,600 U.S. Treasury Note, 1.0%, maturing on 12/31/2017 with a value of $102,000,059.
(d)	Collateralized by $503,622,638 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates on 11/15/2037-5/15/2040 with a value of $306,000,519.
(e)	Collateralized by $187,249,836 Federal National Mortgage Association, with the various coupon rates from 3.5%-4.0%, with various maturity dates on 9/20/2045-7/20/2046 with a value of $204,000,102.
(f)	Collateralized by $243,866,800 U.S. Treasury Note, 0.875%, maturing on 6/15/2019 with a value of $244,494,004.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
144,124,681	Federal Home Loan Mortgage Corp.	4.0-4.5	11/1/2045-3/1/2046	155,003,292
51,937	Federal National Mortgage Association	3.5-4.0	4/1/2046	55,092
4,701,232	Government National Mortgage Association	3.5-4.0	4/20/2046-7/20/2046	5,064,311
400	U.S. Treasury Bill	-	8/18/2016	400
12,000	U.S. Treasury Bond	5.25	11/15/2028	16,979
Total Collateral Value				160,140,074

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (h)	$—	$2,542,576,475	$—	$2,542,576,475
Repurchase Agreements	—	1,379,700,000	—	1,379,700,000
Total	$—	$3,922,276,475	$—	$3,922,276,475

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016